Intangible Assets and Goodwill - Schedule of Classification of Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ (2,164)	$ (1,760)	$ (2,415)
General and Administrative [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	(15)	(16)	(17)
Sales and Marketing [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	(1,576)	(1,212)	(1,204)
Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ (573)	$ (532)	$ (1,194)